Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
April 30, 2022

Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	176,630,929.01	16,506
Yield Supplement Overcollateralization Amount 03/31/22	4,443,526.27	0
Receivables Balance 03/31/22	181,074,455.28	16,506
Principal Payments	10,674,051.01	425
Defaulted Receivables	148,222.48	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	4,030,202.02	0
Pool Balance at 04/30/22	166,221,979.77	16,073

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.26%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,350,428.52	141
Past Due 61-90 days	552,574.69	33
Past Due 91-120 days	51,656.54	3
Past Due 121+ days	0.00	0
Total	2,954,659.75	177

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	241,474.59
Aggregate Net Losses/(Gains) - April 2022	(93,252.11)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.62%
Prior Net Losses/(Gains) Ratio	0.48%
Second Prior Net Losses/(Gains) Ratio	-0.25%
Third Prior Net Losses/(Gains) Ratio	0.55%
Four Month Average	0.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.06%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.27%
Weighted Average Contract Rate, Yield Adjusted	6.57%
Weighted Average Remaining Term	26.63

Flow of Funds	$ Amount
Collections	11,546,353.09
Investment Earnings on Cash Accounts	724.76
Servicing Fee	(150,895.38)
Transfer to Collection Account	0.00
Available Funds	11,396,182.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	352,316.19
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	5,189,710.23
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	488,658.79

Total Distributions of Available Funds	11,396,182.47

Servicing Fee	150,895.38
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	171,411,690.00
Principal Paid	10,408,949.24
Note Balance @ 05/16/22	161,002,740.76

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2a
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2b
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	48,181,690.00
Principal Paid	10,408,949.24
Note Balance @ 05/16/22	37,772,740.76
Note Factor @ 05/16/22	10.7614646%

Class A-4
Note Balance @ 04/15/22	76,260,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	76,260,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	31,320,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	31,320,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	15,650,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	15,650,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	498,574.44
Total Principal Paid	10,408,949.24
Total Paid	10,907,523.68

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.55414%
Coupon	0.69414%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	133,704.19
Principal Paid	10,408,949.24
Total Paid to A-3 Holders	10,542,653.43

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4788322
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9967819
Total Distribution Amount	10.4756141

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3809236
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.6551260
Total A-3 Distribution Amount	30.0360496

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	498.58
Noteholders' Principal Distributable Amount	501.42

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,609,619.51
Investment Earnings	614.84
Investment Earnings Paid	(614.84)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$468,885.98	$372,123.30	$458,601.74
Number of Extensions	33	25	32
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.19%	0.22%